UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Notch Asset Management, LLC
Address: 450 Lexington Avenue
         Suite 3750
         New York, NY  10017

13F File Number:  028-13901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Dinunzio
Title:     Chief Financial Officer
Phone:     (212) 573-8602

Signature, Place, and Date of Signing:

 /s/    Steven Dinunzio     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $122,393 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     1726   124230 SH       SOLE                        0   124230        0
AGRIUM INC                     COM              008916108     6458    70000 SH  CALL SOLE                        0    70000        0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     1743   300000 SH  PUT  SOLE                        0   300000        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5     2038  2000000 PRN      SOLE                        0  2000000        0
BEST BUY INC                   SDCV 2.250% 1/1  086516AF8     5147  5000000 PRN      SOLE                        0  5000000        0
DENDREON CORP                  NOTE 2.875% 1/1  24823QAC1     5548  5185000 PRN      SOLE                        0  5185000        0
GILEAD SCIENCES INC            COM              375558103     3610    85000 SH       SOLE                        0    85000        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     7602  7500000 PRN      SOLE                        0  7500000        0
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     8672  7500000 PRN      SOLE                        0  7500000        0
INTL PAPER CO                  COM              460146103     3018   100000 SH  CALL SOLE                        0   100000        0
KROGER CO                      COM              501044101     3596   150000 SH  PUT  SOLE                        0   150000        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     5073  5000000 PRN      SOLE                        0  5000000        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     7576  7000000 PRN      SOLE                        0  7000000        0
MEDICIS PHARMACEUTICAL CORP    NOTE 2.500% 6/0  58470KAA2     8732  7498000 PRN      SOLE                        0  7498000        0
MGM RESORTS INTERNATIONAL      COM              552953101     2630   200000 SH  CALL SOLE                        0   200000        0
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6     2483  2500000 PRN      SOLE                        0  2500000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    33148   250000 SH  PUT  SOLE                        0   250000        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     2318  2500000 PRN      SOLE                        0  2500000        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    11275 14000000 PRN      SOLE                        0 14000000        0